BALANCE SHEETS - USD ($)	Jan. 31, 2016	Jan. 31, 2015
ASSETS
CASH AND CASH EQUIVALENTS	$ 2,587,165	$ 8,717,943
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	5,740,659	510,573
ACCRUED INCOME RECEIVABLE	978,146	558,385
PREPAID EXPENSE	54,930	54,957
CURRENT ASSETS	9,360,900	9,841,858
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	456,058	255,759
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total other assets	3	3
TOTAL ASSETS	9,816,961	10,097,620
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
DISTRIBUTION PAYABLE	656,001	8,396,806
ACCRUED EXPENSES	171,793	89,687
TOTAL LIABILITIES	827,794	8,486,493
UNALLOCATED RESERVE	8,989,164	1,611,124
TRUST CORPUS	3	3
TOTAL LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS	$ 9,816,961	$ 10,097,620